NOTES PAYABLE (Details Narrative) - USD ($)																3 Months Ended		12 Months Ended
	Nov. 06, 2023	Nov. 11, 2022	Oct. 31, 2022	Dec. 13, 2021	Dec. 07, 2021	Mar. 23, 2021	Mar. 17, 2021	Feb. 16, 2021	Feb. 09, 2021	Nov. 20, 2020	Nov. 13, 2020	Nov. 06, 2020	Aug. 25, 2020	Aug. 24, 2020	Jun. 23, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Accounts and accrued expenses																$ 8,822,759		$ 8,026,784	$ 5,089,009
Proceeds from notes payable																			2,510,000
Principal balance outstanding amount																$ 19,454,693		$ 19,121,703	18,720,105
Warrants and Rights Outstanding, Term																15 years		15 years
Derivative liabilities																$ 754,073		$ 1,216,078	4,314,270
Holder [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase											125,000,000							125,000,000
Warrant exercise price											$ 0.008							$ 0.008
Stock issued during period, shares											2			2				2
Warrants and Rights Outstanding, Term											5 years	5 years						5 years
Promissory Note [Member]
Short-Term Debt [Line Items]
Principal balance outstanding amount																$ 375,000		$ 375,000	375,000
Description of default note																This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law.		This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law
Interest payable																$ 292,747		$ 270,247	180,247
Promissory Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 11,110,000	$ 11,110,000
Debt instrument, maturity date							Mar. 17, 2022
Debt Instrument, unamortized discount						1,000,000										495,833		708,333	1,558,333
Proceeds from notes payable						10,000,000
Amortization of Debt Discount Premium																			232,250
Principal balance outstanding amount																11,110,000		11,110,000	11,110,000
Debt instrument, interest rate, stated percentage			15.00%				12.00%
Number of warrants to purchase			250,000,000				250,000,000
Warrant exercise price			$ 0.0067				$ 0.13
Debt Instrument, carrying amount																10,614,167		10,401,667	9,551,667
Lender costs						$ 110,000
Warrant expiry date			Oct. 31, 2025
Amortization of Warrant Discount																			2,083,333
Promissory Note [Member] | Lender [Member] | Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Debt Instrument, unamortized discount																			10,000,000
Value of warrants																			33,248,433
Interest expense																			23,248,433
Derivative liabilities																			33,248,433
Promissory Note [Member] | Lender [Member] | March 31 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 3,020,000																950,000
Debt instrument, maturity date		Mar. 31, 2023
Debt Instrument, unamortized discount		$ 250,000															$ 250,000	181,818	181,818
Accounts and accrued expenses		260,000
Proceeds from notes payable		$ 2,510,000
Amortization of Debt Discount Premium																	181,818		68,182
Repayments of debt																1,200,000	550,000	950,000	250,000
Principal balance outstanding amount																1,820,000		1,820,000	2,770,000
Debt Instrument, carrying amount																			2,588,182
Promissory Note [Member] | Lender [Member] | December 7, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					$ 3,300,000
Debt instrument, maturity date					Dec. 07, 2022
Debt Instrument, unamortized discount					$ 300,000											148,750		212,500	467,500
Proceeds from notes payable				$ 3,000,000
Amortization of Debt Discount Premium																			283,250
Principal balance outstanding amount																3,300,000		3,300,000	3,300,000
Debt instrument, interest rate, stated percentage			15.00%		12.00%
Number of warrants to purchase			75,000,000		75,000,000
Warrant exercise price			$ 0.0067		$ 0.039
Value of warrants			$ 510,000															510,000	2,982,815
Interest expense																63,750	63,750	255,000	42,500
Debt Instrument, carrying amount																3,151,250		3,087,500	2,832,500
Derivative liabilities																			2,982,815
Amortization of Warrant Discount																			2,816,275
Promissory Note [Member] | Lender [Member] | March 17 2022 [Member]
Short-Term Debt [Line Items]
Value of warrants			1,700,000															1,700,000
Interest expense																212,500	212,500	850,000	141,667
Promissory Note [Member] | Lender [Member] | February 9 2021 [Member]
Short-Term Debt [Line Items]
Value of warrants			$ 340,000															340,000
Interest expense																42,500	$ 42,500	170,000	28,333
Promissory Note [Member] | Holder [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount											$ 1,000,000	$ 389,423		$ 750,000	$ 210,000
Debt instrument, maturity date	Nov. 06, 2025										Nov. 13, 2021	Nov. 06, 2023		Aug. 24, 2021
Debt Instrument, unamortized discount																90,980		105,220
Proceeds from notes payable										$ 890,000			$ 663,000
Principal balance outstanding amount												$ 120,000				389,423		389,423	389,423
Debt instrument, interest rate, stated percentage	15.00%										12.00%	12.00%		12.00%
Number of warrants to purchase	60,000,000											60,000,000		122,950,819
Warrant exercise price	$ 0.0019											$ 0.0075		$ 0.0061
Value of warrants	$ 113,921																	113,921
Interest expense																14,240		8,701
Debt Instrument, carrying amount																$ 298,443		$ 284,203	389,423
Debt instrument, description											Principal payments shall be made in six instalments of $166,667 commencing 180 days from the issue date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the maturity date.			Principal payments shall be made in six instalments of $125,000 commencing 180 days from the Issue Date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the Maturity Date.
Legal fees										$ 110,000			$ 87,000
Description of default note																This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law.		This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law
Interest payable																$ 675,452		$ 615,452	375,452
Debt instrument, increase, accrued interest												$ 8,716			$ 15,707
Promissory Note One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 2,200,000	$ 2,200,000
Debt instrument, maturity date									Feb. 09, 2022
Debt Instrument, unamortized discount								200,000
Proceeds from notes payable								$ 2,000,000
Amortization of Debt Discount Premium																			22,167
Debt instrument, interest rate, stated percentage									12.00%
Number of warrants to purchase									50,000,000
Warrant exercise price									$ 0.15
Promissory Note One [Member] | Lender [Member] | Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Debt Instrument, unamortized discount																			2,000,000
Value of warrants																			17,659,506
Interest expense																			15,659,506
Derivative liabilities																			17,659,506
Promissory Note One [Member] | Holder [Member]
Short-Term Debt [Line Items]
Principal balance outstanding amount																1,000,000		1,000,000	1,000,000
Adjustments to additional paid in capital warrant issued																		1,000,000
Promissory Note One [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Amortization of Warrant Discount																			221,667
Promissory Note Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt Instrument, unamortized discount																99,167		141,667	311,667
Principal balance outstanding amount																2,200,000		2,200,000	2,200,000
Debt instrument, interest rate, stated percentage			15.00%
Number of warrants to purchase			50,000,000
Warrant exercise price			$ 0.0067
Debt Instrument, carrying amount																$ 2,100,833		$ 2,058,333	$ 1,888,333